OPERATING SEGMENTS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating Segments
Expected losses on financial assets	R$ 636	R$ 1,823
Expected losses on financial assets other	(498)	(1,974)
Business models/effective interest rate/others	(1,080)	3,103
Business models/effective interest rate/others assets	0	8
Insurance contracts	1,663	1,835
Insurance contracts other	(528)	(19)
Business combination	4,956	4,807
Business combination other	R$ 149	R$ 153